Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Food and beverage	$ 3,511,789	$ 2,811,609	$ 12,839,137	$ 9,214,779
Total revenue	3,511,789	2,811,609	12,839,137	9,214,779
Restaurant operating expenses:
Food, beverages and supplies	945,804	667,892	3,363,182	2,376,961
Labor	1,557,771	1,286,534	4,838,325	4,234,905
Rent and utilities	556,999	318,568	1,770,205	1,129,060
Delivery and service fees	129,667	143,361	528,632	563,910
Depreciation	227,047	170,682	822,318	545,549
Total restaurant operating expenses	3,417,288	2,587,037	11,322,662	8,850,385
Net operating restaurant operating income (loss)	94,501	224,572	1,516,475	364,394
Operating expenses:
General and administrative	1,265,157	920,401	3,831,676	3,419,036
Related party compensation	42,154	42,154	139,769	339,740
Advertising and marketing	60,787	33,904	100,059	120,872
Total operating expenses	1,368,098	996,459	4,071,504	3,879,648
Loss from operations	(1,273,597)	(771,887)	(2,555,029)	(3,515,254)
Other income (expense):
RRF loan forgiveness				700,454
Gain on disposal of fixed asset				8,920
Other income	206,983		378,621	32,316
Interest	(341,347)	(104,318)	(455,224)	(218,153)
Total other income (expense), net	(134,364)	(104,318)	(76,603)	523,537
Loss before income taxes	(1,407,961)	(876,205)	(2,631,632)	(2,991,717)
Income tax provision	16,925		34,237	48,647
Net income (loss)	$ (1,424,886)	$ (876,205)	$ (2,665,869)	$ (3,040,364)
Income (loss) per share:
Basic	$ (0.96)	$ (0.65)	$ (1.98)	$ (2.29)
Diluted	$ (0.96)	$ (0.65)	$ (1.98)	$ (2.29)
Weighted average number of common shares outstanding:
Basic	1,489,599		1,345,756	1,329,022
Diluted	1,489,599	1,341,488	1,345,756	1,329,022